SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2019
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS

26. SUBSEQUENT EVENTS

Subsequent to the year ended December 31, 2019,

(1) The Company further extended the term of the convertible debentures with the existing lenders. In consideration for the extension of financing terms with existing lenders, the Company agreed to pay a penalty of $50,000 to be satisfied by the issuance of 714,286 common shares of the Company. The Company has repaid $519,000 of the convertible debentures; and

(2) Since March 2020, the outbreak of the novel strain of coronavirus, specifically identified as "COVID-19", has resulted in governments worldwide enacting emergency measures to combat the spread of the virus. These measures, which include the implementation of travel bans, self-imposed quarantine periods and physical distancing, have caused material disruption to business globally resulting in an economic slowdown. Global equity markets have experienced significant volatility and weakness. The duration and impact of the COVID-19 outbreak is unknown at this time, as is the efficacy of the government and central bank interventions. It is not possible to reliably estimate the length and severity of these developments and the impact on the financial results and condition of the Company in future periods.